Equity Instruments - Rollforward of Contingent Earnout Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingent Earnout Liability [Roll Forward]
Beginning Balance	$ 0
Reclassification of contingent earnout liability upon the reverse capitalization	120,763
Gain on fair value of contingent earnout liabilities	(9,275)	$ 0
Ending Balance	$ 111,487	$ 0